Related Party Transactions - Additional Information (Detail) - CNY (¥) ¥ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Percentage of share ownership diluted			8.55%
Donations		¥ 6.0	¥ 3.5
Shanghai Yafu Investment Consulting Co., Ltd.
Related Party Transaction [Line Items]
Ownership percentage				10.00%
Percentage of share ownership diluted		7.50%
Sequoia Mingde Capital
Related Party Transaction [Line Items]
Percentage of share ownership diluted		8.60%
Shanghai Noah Yijie Finance Technology Co., Ltd. | Sequoia Mingde Capital
Related Party Transaction [Line Items]
Percentage of equity shares	9.80%
Purchase price	¥ 31.6
Shanghai Noah Yijie Finance Technology Co., Ltd. | Shanghai Qinjie Investment
Related Party Transaction [Line Items]
Percentage of equity shares		9.88%
Purchase price		¥ 150.0